Document And Entity Information (USD $)	9 Months Ended
	Sep. 30, 2012	Jan. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Kallo Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		274,089,203
Entity Public Float		$ 4,951,161
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement as a result of commenst received from the Securities and Exchange Commission. In particular the registrant has amended Items. ____________
Entity Central Index Key	0001389034
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3